Long-term Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Loans
12.	Long-term Loans
In March 2018, the Group borrowed loans from third parties with an aggregate principal of RMB10,000. These loans were repayable on demand and interest-bearing at market rates. The Group made principal repayments of RMB3,000 and RMB5,000 in December 2018 and July 2019, respectively.
On August 1, 2019, the Group refinanced the remaining loan with principal of RMB2,000 on a long-term basis by extending the repayment date to March 2021. The refinanced loan continues to bear interest at annual an interest rate of 4.75%. The principal of RMB2,000 (US$307) was repaid in December 2020. Accrued interest of RMB569 (US$87) are included in Accrued expenses and other liabilities (Note 11).
On September 18, 2019, the Group borrowed a long-term loan from a third party with a principal of RMB30,000 and an annual interest rate of 4.75%, which is guaranteed by the Group’s founder and director, Mr. Huazhi Hu, and his spouse. As of
 December 31, 2020, the amount of principal and accumulated interest is RMB31,797 (US$4,873). RMB32,850 (US$5,034) of principal and related interest of this loan is repayable on September 17, 2021.